Debt - Scheduled Debt Principal Payments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
2021	$ 31,757,725
2022	0	$ 31,962,692
2023	241,472,698	38,575,895
2024	0	100,333,261
2025	85,125,000	37,999,809
2026	0	85,125,000
Thereafter	0	0
Long term debt	358,355,423	293,996,657
Unarmortized deferred financing costs	(6,269,467)	(5,904,421)	$ (2,200,000)
Long Term Debt Net	$ 352,085,956	$ 288,092,236